FORUM FUNDS

BECK, MACK & OLIVER GLOBAL EQUITY FUND
BECK, MACK & OLIVER PARTNERS FUND

Supplement dated April 15, 2011 to the Prospectus dated August 1, 2010

Beck, Mack & Oliver Global Equity Fund Summary Section

Within the Beck, Mack & Oliver Global Equity Fund Summary Section, the sub-section of the Prospectus entitled “Purchase and Sale of Fund Shares” (page 5) is replaced in its entirety with the following:

PURCHASE AND SALE OF FUND SHARES

You may purchase or redeem shares of the Global Equity Fund on any business day through your financial intermediary, or by mail to Beck, Mack & Oliver Global Equity Fund, Attn: Transfer Agent, Atlantic Fund Administration, LLC, P.O. Box 588, Portland, Maine, 04112. Telephone
requests may be made to (800) 943-6786 (toll free). Shares also may be purchased by check, wire, or electronic bank transfer. The Global Equity Fund accepts investments in the following minimum amounts:

	Minimum Initial Investments(1)	Minimum Additional Investments(1)
Standard Accounts	$2,500	$1,000
Retirement Accounts	$2,000	$1,000

(1)
No initial or subsequent investment minimums for accounts maintained by financial institutions for the benefit of their clients who purchase shares through investment programs such as (1) fee-based advisory programs; (2) employee benefit plans like 401(k) retirement plans;
(3) mutual fund platforms; and (4) consulting firms.

If deemed appropriate by the Trust officers, a Fund may waive investment minimum requirements.

Beck, Mack & Oliver Partners Fund Summary Section

Within the Beck, Mack & Oliver Partners Fund Summary Section, the sub-section of the Prospectus entitled “Purchase and Sale of Fund Shares” (page 10) is replaced in its entirety with the following:

PURCHASE AND SALE OF FUND SHARES

You may purchase or redeem shares of the Partners Fund on any business day through your financial intermediary, or by mail to Beck, Mack & Oliver Partners Fund, Attn: Transfer Agent, Atlantic Fund Administration, LLC, P.O. Box 588, Portland, Maine, 04112. Telephone requests may be made to (800) 943-6786 (toll free). Shares also may be purchased by check, wire, or electronic bank transfer. The Partners Fund accepts investments in the following minimum amounts:

	Minimum Initial Investments(1)	Minimum Additional Investments(1)
Standard Accounts	$2,500	$1,000
Retirement Accounts	$2,000	$1,000

(1)
No initial or subsequent investment minimums for accounts maintained by financial institutions for the benefit of their clients who purchase shares through investment programs such as (1) fee-based advisory programs; (2) employee benefit plans like 401(k) retirement plans;
(3) mutual fund platforms; and (4) consulting firms.

If deemed appropriate by the Trust officers, a Fund may waive investment minimum requirements.

Minimum Investments

The sub-section of the Prospectus entitled “Minimum Investments” (page 25) is replaced in its entirety with the following:

Minimum Investments. Each Fund accepts investments in the following minimum amounts:

	Minimum Initial Investments(1)	Minimum Additional Investments(1)
Standard Accounts	$2,500	$1,000
Retirement Accounts	$2,000	$1,000

(1)
No initial or subsequent investment minimums for accounts maintained by financial institutions for the benefit of their clients who purchase shares through investment programs such as (1) fee-based advisory programs; (2) employee benefit plans like 401(k) retirement plans;
(3) mutual fund platforms; and (4) consulting firms.

If deemed appropriate by the Trust officers, a Fund may waive investment minimum requirements.

For more information, please contact a customer service representative at (800) 943-6786 (toll free).

* * *

PLEASE RETAIN FOR FUTURE REFERENCE.

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